Taxes payable (Tables)	12 Months Ended
Dec. 31, 2020
Taxes Payable [Abstract]
Schedule of taxes payable
	As of December 31,
	2020	2019
Value-added Tax payable	$832,270	$633,943
Income tax payable	25,441	23,210
Other taxes payable	85,741	69,294
Total	$943,452	$726,447